INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－13 INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Previous year
- under provision	-	5

Income tax expense	-	5

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

The Company is considered to be an exempted Cayman Islands Company and are presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

SKK Group is considered to be an exempted British Virgin Islands Company and are presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

SKK and SKK (M&E) are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on (loss) income before income taxes for the six months ended June 30, 2025 and 2024 are as follows:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Loss before income taxes	(2,615)	(543)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	(444)	(92)
Tax effect of non-deductible items	444	92
Under provision of tax for previous year	-	5

Income tax expense	-	5

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.